Long term Debt (Tables)	6 Months Ended
Jun. 30, 2014
Long term Debt [Abstract]
Principal payments
Twelve month periods ending	Amount
June 30, 2015	$29,250
June 30, 2016	41,252
June 30, 2017	82,257
June 30, 2018	9,477
June 30, 2019	46,714
June 30, 2020 and thereafter	44,932
Total	$253,882